Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Additional paid-in capital	Unrealized gains/(losses) on available-for-sale securities, net of tax	Currency translation reserve	Accumulated other comprehensive income/(loss), net of tax	Retained earnings	Common shares held in treasury, at cost	Total shareholders' equity attributable to common shareholders	Non-controlling interests
Balance - beginning of year at Dec. 31, 2022		$ 1.9	$ 2,075.2	$ (99.7)	$ (1.1)		$ 0.5	$ 0.0		$ 10.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares		0.2	89.3
Shares cancelled upon distribution of The Fidelis Partnership		(0.9)
Share compensation expense			24.8
Shares withheld for employee taxes on restricted share unit vesting			(50.6)
Cumulative dividends on warrants			(34.1)
Distribution of The Fidelis Partnership net assets to shareholders			(68.4)				(1,696.4)			(10.3)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 14.1			14.1	1.1
Net income	$ 1,904.2						1,904.2
Common stock, dividends, per share, declared (in dollars per share)	$ 0
Dividends							0.0
Repurchase of common shares								0.0
Balance – end of year at Sep. 30, 2023	$ 2,160.1	1.2	2,036.2	(85.6)	0.0	$ (85.6)	208.3	0.0	$ 2,160.1	0.0
Balance - beginning of year at Jun. 30, 2023		1.1	1,944.8	(85.9)	0.0		120.6	0.0		0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares		0.1	89.3
Shares cancelled upon distribution of The Fidelis Partnership		0.0
Share compensation expense			2.6
Shares withheld for employee taxes on restricted share unit vesting			0.0
Cumulative dividends on warrants			0.0
Distribution of The Fidelis Partnership net assets to shareholders			(0.5)				0.0			0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	0.3			0.3	0.0
Net income	$ 87.7						87.7
Common stock, dividends, per share, declared (in dollars per share)	$ 0
Dividends							0.0
Repurchase of common shares								0.0
Balance – end of year at Sep. 30, 2023	$ 2,160.1	1.2	2,036.2	(85.6)	0.0	(85.6)	208.3	0.0	2,160.1	0.0
Balance - beginning of year at Dec. 31, 2023		1.2	2,039.0	(27.0)	0.0		436.6	0.0		0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares		0.0	0.0
Shares cancelled upon distribution of The Fidelis Partnership		0.0
Share compensation expense			6.8
Shares withheld for employee taxes on restricted share unit vesting			(2.2)
Cumulative dividends on warrants			0.0
Distribution of The Fidelis Partnership net assets to shareholders			0.0				0.0			0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	83.1			83.1	0.0
Net income	$ 235.5						235.5
Common stock, dividends, per share, declared (in dollars per share)	$ 0.30
Dividends							(35.2)
Repurchase of common shares								(105.5)
Balance – end of year at Sep. 30, 2024	$ 2,632.3	1.2	2,043.6	56.1	0.0	56.1	636.9	(105.5)	2,632.3	0.0
Balance - beginning of year at Jun. 30, 2024		1.2	2,041.7	(22.3)	0.0		548.0	(38.7)		0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares		0.0	0.0
Shares cancelled upon distribution of The Fidelis Partnership		0.0
Share compensation expense			1.9
Shares withheld for employee taxes on restricted share unit vesting			0.0
Cumulative dividends on warrants			0.0
Distribution of The Fidelis Partnership net assets to shareholders			0.0				0.0			0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	78.4			78.4	0.0
Net income	$ 100.6						100.6
Common stock, dividends, per share, declared (in dollars per share)	$ 0.10
Dividends							(11.7)
Repurchase of common shares								(66.8)
Balance – end of year at Sep. 30, 2024	$ 2,632.3	$ 1.2	$ 2,043.6	$ 56.1	$ 0.0	$ 56.1	$ 636.9	$ (105.5)	$ 2,632.3	$ 0.0